Shareholder Fees - VIPStockSelectorPortfolio-InvestorPRO	Apr. 30, 2025 USD ($)
VIPStockSelectorPortfolio-InvestorPRO | VIP Stock Selector Portfolio
Shareholder Fees:
(fees paid directly from your investment)